Income Taxes (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	$ 10	$ 16	$ 19		$ 18
Deferred Income Tax Expense (Benefit)	(10)	20	(6)		86
Income Tax Expense (Benefit)	0	36	13		104
Operating Loss Carryforwards	423	376	585	$ 423	1,759
Deferred Tax Assets, Operating Loss Carryforwards	238			238
Valuation Allowance, Amount	38	695	33	38	172
Unrecognized Tax Benefits	4			$ 4
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(51)	(265)	20		(112)
(Loss) income before income taxes and losses from unconsolidated entities	(60)	1,718	(72)		(363)
Effective tax rate (percent)				35.00%
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	0	2	0		0
Deferred Income Tax Expense (Benefit)	0	0			(15)
Income Tax Expense (Benefit)	0	2			(15)
Valuation Allowance, Amount	106		243	$ 106
UNITED STATES
Income Tax Contingency [Line Items]
Operating Loss Carryforwards			238
GERMANY
Income Tax Contingency [Line Items]
Operating Loss Carryforwards			229
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	0	0			0
Deferred Income Tax Expense (Benefit)	0	0			0
Income Tax Expense (Benefit)	0	0			0
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	10	14	19		18
Deferred Income Tax Expense (Benefit)	(10)	20	(6)		101
Income Tax Expense (Benefit)	0	$ 34	13		$ 119
Valuation Allowance, Amount	$ 203		176	$ 203
JAPAN
Income Tax Contingency [Line Items]
Operating Loss Carryforwards			57
THAILAND
Income Tax Contingency [Line Items]
Operating Loss Carryforwards			$ 41